Schedule of Contractual Maturities of Mortgage Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Loan	Dec. 31, 2017 USD ($)
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	99
Carrying value, maturing in 2019 | $	$ 10,000
Carrying value, maturing in 2020 | $	27,402
Carrying value, maturing in 2021 | $	69,528
Carrying value, maturing in 2022 | $	84,178
Carrying value, maturing in Thereafter | $	504,954
Carrying value, Total | $	$ 696,062	$ 629,142
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2019
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	1
Percentage of mortgage loan portfolio carrying value	1.40%
2020
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	6
Percentage of mortgage loan portfolio carrying value	3.90%
2021
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	11
Percentage of mortgage loan portfolio carrying value	10.00%
2022
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	13
Percentage of mortgage loan portfolio carrying value	12.10%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	68
Percentage of mortgage loan portfolio carrying value	72.60%